Derivatives recognized as hedging instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Instruments Recognized as Hedging Instruments at Fair Value Though Other Comprehensive Income

Financial instruments recognized as hedging instruments at fair value though other comprehensive income as of December 31, 2018 and 2017 are the following:

	Notes	December 31, 2018	December 31, 2017
Cash flow hedges – Assets
Fuel price hedges		$2,566	$20,549
Interest rate		4,890	2,990

Total	12,22	$7,456	$23,539

Summary of Periods in which Cash Flows Associated with Cash Flow Hedges are Expected to Occur and Fair Values of Related Hedging Instruments

The following table indicates the periods in which the cash flows associated with cash flow hedges are expected to occur, and the fair values of the related hedging instruments to December 31, 2018 and 2017:

December 31, 2018	Fair Value	1–12 months	12–24 months
Fuel price	$2,566	$2,566
Assets
Interest rate	$4,890	$112	$4,778
Assets

December 31, 2017	Fair Value	1–12 months	12–24 months
Fuel price
Assets	$20,549	$20,549	$—
Interest rate
Assets	$2,990	$—	$2.990